Related party transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related party transactions
Amounts due from related parties	$ 1,522	¥ 9,900	¥ 5,400
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties		¥ 9,900	¥ 5,400